Pension And Postretirement Benefits	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Pension And Postretirement Benefits
NOTE 15. PENSION AND POSTRETIREMENT BENEFITS

We offer noncontributory pension programs covering the majority of domestic nonmanagement employees in our Communications business. Nonmanagement employees’ pension benefits are generally calculated using one of two formulas: a flat dollar amount applied to years of service according to job classification or a cash balance plan with negotiated annual pension band credits as well as interest credits. Most employees can elect to receive their pension benefits in either a lump sum payment or an annuity.

Pension programs covering U.S. management employees are closed to new entrants. These programs continue to provide benefits to participants that were generally hired before January 1, 2015, who receive benefits under either cash balance pension programs that include annual or monthly credits based on salary as well as interest credits, or a traditional pension formula (i.e., a stated percentage of employees’ adjusted career income).

We also provide a variety of medical, dental and life insurance benefits to certain retired employees under various plans and accrue actuarially determined postretirement benefit costs as active employees earn these benefits.

WarnerMedia and certain of its subsidiaries have both funded and unfunded defined benefit pension plans, the substantial majority of which are noncontributory plans covering domestic employees. WarnerMedia also sponsors unfunded domestic postretirement benefit plans covering certain retirees and their dependents. At acquisition, the plans were already closed to new entrants and frozen for new accruals.

During the fourth quarter of 2020, we committed to, and reflected in our results, plan changes impacting retiree life and death coverage and health and medical subsidy benefits. Changes were also communicated that impact future pension accruals for certain management employees. These plan changes align our benefit plans to, or above market level.

In 2019, for certain management participants in our pension plan who terminated employment before April 1, 2019, we offered the option of more favorable 2018 interest rates and mortality basis for determining lump-sum distributions. We recorded special termination benefits of $81 associated with this offer in “Other income (expense) – net.” We also offered certain terminated vested pension plan participants the opportunity to receive their benefit as a lump sum.

During the fourth quarter of 2019, we committed to plan changes impacting the cost of postretirement health and welfare benefits, which were reflected in our results. Future retirees will not receive health retirement subsidies toward post-Medicare coverage but have access to a new cost-efficient comprehensive plan.

Obligations and Funded Status
For defined benefit pension plans, the benefit obligation is the projected benefit obligation, the actuarial present value, as of our December 31 measurement date, of all benefits attributed by the pension benefit formula to employee service rendered to that date. The amount of benefit to be paid depends on a number of future events incorporated into the pension benefit formula, including estimates of the average life of employees and their beneficiaries and average years of service rendered. It is measured based on assumptions concerning future interest rates and future employee compensation levels as applicable.

For postretirement benefit plans, the benefit obligation is the accumulated postretirement benefit obligation, the actuarial present value as of the measurement date of all future benefits attributed under the terms of the postretirement benefit plans to employee service.
The following table presents the change in the projected benefit obligation for the years ended December 31:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
Benefit obligation at beginning of year	$59,873	$55,439	$16,041	$19,378
Service cost - benefits earned during the period	1,029	1,019	53	71
Interest cost on projected benefit obligation	1,687	1,960	416	675
Amendments	(340)	—	(2,655)	(4,590)
Actuarial (gain) loss	5,054	7,734	1,423	2,050
Special termination benefits	—	81	—	—
Benefits paid	(5,124)	(6,356)	(1,370)	(1,543)
Curtailment	(1)	—	—	—
Plan transfers	(20)	(4)	20	—
Benefit obligation at end of year	$62,158	$59,873	$13,928	$16,041

The following table presents the change in the fair value of plan assets for the years ended December 31 and the plans’ funded status at December 31:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
Fair value of plan assets at beginning of year	$53,530	$51,681	$4,145	$4,277
Actual return on plan assets	6,199	8,207	302	609
Benefits paid [1]	(5,124)	(6,356)	(1,029)	(941)
Contributions	2	2	425	200
Plan transfers	(1)	(4)	—	—
Fair value of plan assets at end of year	54,606	53,530	3,843	4,145
Unfunded status at end of year [2]	$(7,552)	$(6,343)	$(10,085)	$(11,896)
1At our discretion, certain postretirement benefits may be paid from our cash accounts, which does not reduce Voluntary Employee Benefit Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.

[2]Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts. Required pension funding is determined in accordance with the Employee Retirement Income Security Act of 1974, as amended (ERISA) and applicable regulations.

Amounts recognized on our consolidated balance sheets at December 31 are listed below:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
Current portion of employee benefit obligation [1]	$—	$—	$(1,213)	$(1,365)
Employee benefit obligation [2]	(7,552)	(6,343)	(8,872)	(10,531)
Net amount recognized	$(7,552)	$(6,343)	$(10,085)	$(11,896)
[1]Included in “Accounts payable and accrued liabilities.”
[2]Included in “Postemployment benefit obligation,” combined with international pension obligations and other postemployment obligations of $553 and $1,299 at December 31, 2020, respectively.

The accumulated benefit obligation for our pension plans represents the actuarial present value of benefits based on employee service and compensation as of a certain date and does not include an assumption about future compensation levels. The accumulated benefit obligation for our pension plans was $60,848 at December 31, 2020, and $58,150 at December 31, 2019.
Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income
Periodic Benefit Costs
The service cost component of net periodic pension cost (benefit) is recorded in operating expenses in the consolidated statements of income while the remaining components are recorded in “Other income (expense) – net.” Our combined net pension and postretirement cost (credit) recognized in our consolidated statements of income was $711, $2,762 and $(4,251) for the years ended December 31, 2020, 2019 and 2018.

The following table presents the components of net periodic benefit cost (credit):

	Pension Benefits [1]			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
Service cost – benefits earned during the period	$1,029	$1,019	$1,116	$53	$71	$109
Interest cost on projected benefit obligation	1,687	1,960	2,092	416	675	778
Expected return on assets	(3,557)	(3,561)	(3,190)	(178)	(227)	(304)
Amortization of prior service credit	(113)	(113)	(115)	(2,329)	(1,820)	(1,635)
Actuarial (gain) loss	2,404	3,088	(812)	1,299	1,670	(2,290)
Net pension and postretirement cost (credit)	$1,450	$2,393	$(909)	$(739)	$369	$(3,342)
[1]Net periodic pension cost (credit) excludes immediate cost recognized due to special events: curtailment gain of ($1) in 2020 and special termination benefits of $81 in 2019.

Other Changes in Benefit Obligations Recognized in Other Comprehensive Income
The following table presents the after-tax changes in benefit obligations recognized in OCI and the after-tax prior service credits that were amortized from OCI into net periodic benefit costs:

	Pension Benefits			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
Balance at beginning of year	$361	$447	$571	$8,171	$6,086	$6,456
Prior service (cost) credit	250	—	(37)	2,001	3,457	864
Amortization of prior service credit	(86)	(86)	(87)	(1,756)	(1,372)	(1,234)
Total recognized in other comprehensive (income) loss	164	(86)	(124)	245	2,085	(370)
Balance at end of year	$525	$361	$447	$8,416	$8,171	$6,086
Assumptions
In determining the projected benefit obligation and the net pension and postretirement benefit cost, we used the following significant weighted-average assumptions:

	Pension Benefits			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
Weighted-average discount rate for determining benefit obligation at December 31	2.70%	3.40%	4.50%	2.40%	3.20%	4.40%
Discount rate in effect for determining service cost[1,2]	3.60%	4.10%	4.20%	3.50%	4.40%	4.30%
Discount rate in effect for determining interest cost[1,2]	2.90%	3.50%	3.80%	2.70%	3.70%	3.60%
Weighted-average interest credit rate for cash balance pension programs[3]	3.10%	3.30%	3.70%	—%	—%	—%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%	4.75%	5.75%	5.75%
Composite rate of compensation increase for determining benefit obligation	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Composite rate of compensation increase for determining net cost (benefit)	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
[1]Weighted-average discount rate for pension benefits in effect from January 1, 2019 through March 31, 2019 was 4.60% for service cost and 4.20% for interest cost, from April 1, 2019 through June 30, 2019 was 4.30% for service cost and 3.70% for interest cost, from July 1, 2019 through September 30, 2019 was 3.90% for service cost and 3.20% for interest cost, and, from October 1, 2019 through December 31, 2019 was 3.50% for service cost and 3.00% for interest cost.

[2]Weighted-average discount rate for postretirement benefits in effect from January 1, 2019 through October 1, 2019 was 4.70% for service cost and 4.00% for interest cost, and, from October 2, 2019 through December 31, 2019 was 3.40% for service cost and 2.70% for interest cost.

[3]Weighted-average interest crediting rates for cash balance pension programs relate only to the cash balance portion of total pension benefits. A 0.50% increase in the weighted-average interest crediting rate would increase the pension benefit obligation by $130.

We recognize gains and losses on pension and postretirement plan assets and obligations immediately in “Other income (expense) – net” in our consolidated statements of income. These gains and losses are generally measured annually as of December 31 and accordingly, will normally be recorded during the fourth quarter, unless an earlier remeasurement is required. Should actual experience differ from actuarial assumptions, the projected pension benefit obligation and net pension cost and accumulated postretirement benefit obligation and postretirement benefit cost would be affected in future years.

Discount Rate Our assumed weighted-average discount rate for pension and postretirement benefits of 2.70% and 2.40% respectively, at December 31, 2020, reflects the hypothetical rate at which the projected benefit obligation could be effectively settled or paid out to participants. We determined our discount rate based on a range of factors, including a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date and corresponding to the related expected durations of future cash outflows. These bonds were all rated at least Aa3 or AA- by one of the nationally recognized statistical rating organizations, denominated in U.S. dollars, and neither callable, convertible nor index linked. For the year ended December 31, 2020, when compared to the year ended December 31, 2019, we decreased our pension discount rate by 0.70%, resulting in an increase in our pension plan benefit obligation of $5,594 and decreased our postretirement discount rate by 0.80%, resulting in an increase in our postretirement benefit obligation of $1,311. For the year ended December 31, 2019, we decreased our pension discount rate by 1.10%, resulting in an increase in our pension plan benefit obligation of $8,018 and decreased our postretirement discount rates by 1.20%, resulting in an increase in our postretirement benefit obligation of $2,399.
We utilize a full yield curve approach in the estimation of the service and interest components of net periodic benefit costs for pension and other postretirement benefits. Under this approach, we apply discounting using individual spot rates from a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date. These spot rates align to each of the projected benefit obligations and service cost cash flows. The service cost component relates to the active participants in the plan, so the relevant cash flows on which to apply the yield curve are considerably longer in duration on average than the total projected benefit obligation cash flows, which also include benefit payments to retirees. Interest cost is computed by multiplying each spot rate by the corresponding discounted projected benefit obligation cash flows. The full yield curve approach reduces any actuarial gains and losses based upon interest rate expectations (e.g., built-in gains in interest cost in an upward sloping yield curve scenario), or gains and losses merely resulting from the timing and magnitude of cash outflows associated with our benefit obligations. Neither the annual measurement of our total benefit obligations nor annual net benefit cost is affected by the full yield curve approach.

Expected Long-Term Rate of Return In 2021, our expected long-term rate of return is 6.75% on pension plan assets and 4.50% on postretirement plan assets. Our expected long-term rates of return on plan assets were adjusted downward by 0.25% for 2021, with pension reducing from 7.00% to 6.75% and postretirement from 4.75% to 4.50%. This update to our asset return assumptions was due to economic forecasts, a change in the asset mix, and holding more fixed income securities in the pension plan and more cash and short-term securities in our VEBA trusts. Our long-term rates of return reflect the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In setting the long-term assumed rate of return, management considers capital markets’ future expectations, the asset mix of the plans’ investment and average historical asset return. Actual long-term returns can, in relatively stable markets, also serve as a factor in determining future expectations. We consider many factors that include, but are not limited to, historical returns on plan assets, current market information on long-term returns (e.g., long-term bond rates) and current and target asset allocations between asset categories. The target asset allocation is determined based on consultations with external investment advisers. If all other factors were to remain unchanged, we expect that a 0.50% decrease in the expected long-term rate of return would cause 2021 combined pension and postretirement cost to increase $277. However, any differences in the rate and actual returns will be included with the actuarial gain or loss recorded in the fourth quarter when our plans are remeasured.

Composite Rate of Compensation Increase Our expected composite rate of compensation increase cost of 3.00% in 2020 and 2019 reflects the long-term average rate of salary increases.

Healthcare Cost Trend Our healthcare cost trend assumptions are developed based on historical cost data, the near-term outlook and an assessment of likely long-term trends. Based on our assessment of historical experience, expectations of healthcare industry inflation and recent prescription drug cost experience, our 2021 assumed annual healthcare prescription drug cost trend and medical cost trend for eligible participants will remain at 4.00% annual and ultimate rate. For 2020, our assumed annual healthcare prescription drug cost trend and medical cost trend for eligible participants was decreased from an annual and ultimate trend rate of 4.50% to an annual and ultimate trend rate of 4.00%. This change in assumption decreased our obligation by $102 at December 31, 2019. In addition to the healthcare cost trend, we assumed an annual 2.50% growth in administrative expenses and an annual 3.00% growth in dental claims.

Plan Assets
Plan assets consist primarily of private and public equity, government and corporate bonds, and real assets (real estate and natural resources). The asset allocations of the pension plans are maintained to meet ERISA requirements. Any plan contributions, as determined by ERISA regulations, are made to a pension trust for the benefit of plan participants. We do not have significant ERISA required contributions to our pension plans for 2021.

We maintain VEBA trusts to partially fund postretirement benefits; however, there are no ERISA or regulatory requirements that these postretirement benefit plans be funded annually. We made discretionary contributions of $425 in December 2020 and $200 in December 2019 to our postretirement plan.
The principal investment objectives are to ensure the availability of funds to pay pension and postretirement benefits as they become due under a broad range of future economic scenarios, maximize long-term investment return with an acceptable level of risk based on our pension and postretirement obligations, and diversify broadly across and within the capital markets to insulate asset values against adverse experience in any one market. Each asset class has broadly diversified characteristics. Substantial biases toward any particular investing style or type of security are sought to be avoided by managing the aggregation of all accounts with portfolio benchmarks. Asset and benefit obligation forecasting studies are conducted periodically, generally every two to three years, or when significant changes have occurred in market conditions, benefits, participant demographics or funded status. Decisions regarding investment policy are made with an understanding of the effect of asset allocation on funded status, future contributions and projected expenses.

The plans’ weighted-average asset targets and actual allocations as a percentage of plan assets, including the notional exposure of future contracts by asset categories at December 31 are as follows:

	Pension Assets					Postretirement (VEBA) Assets
	Target			2020	2019	Target			2020	2019
Equity securities:
Domestic	16%	-	26%	19%	17%	14%	-	24%	19%	20%
International	10%	-	20%	15	12	9%	-	19%	14	12
Fixed income securities	37%	-	47%	35	35	40%	-	50%	45	52
Real assets	8%	-	18%	8	9	—%	-	6%	1	1
Private equity	5%	-	15%	9	8	—%	-	6%	1	2
Preferred interest	6%	-	16%	10	17	—%	-	—%	—	—
Other	—%	-	5%	4	2	15%	-	25%	20	13
Total				100%	100%				100%	100%

The pension trust holds a preferred equity interest valued at $5,771 in AT&T Mobility II LLC (Mobility II), the primary holding company for our wireless business (see Note 17). During 2020, the trust sold a portion of this preferred interest valued at $2,885 to third party investors. The preferred equity interest was valued at $8,806 as of December 31, 2019.

At December 31, 2020, AT&T securities represented 11% of assets held by our pension trust, including the preferred interest in Mobility II, and 1% of assets (primarily common stock) held by our VEBA trusts included in these financial statements.

Investment Valuation
Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability at the measurement date.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the final business day of the year. If no sale was reported on that date, they are valued at the last reported bid price. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Shares of registered investment companies are valued based on quoted market prices, which represent the net asset value of shares held at year-end.

Other commingled investment entities are valued at quoted redemption values that represent the net asset values of units held at year-end which management has determined approximates fair value.

Real estate and natural resource direct investments are valued at amounts based upon appraisal reports. Fixed income securities valuation is based upon observable prices for comparable assets, broker/dealer quotes (spreads or prices), or a pricing matrix that derives spreads for each bond based on external market data, including the current credit rating for the bonds, credit spreads to Treasuries for each credit rating, sector add-ons or credits, issue-specific add-ons or credits as well as call or other options.

The preferred interest in Mobility II is valued using an income approach by an independent fiduciary.

Purchases and sales of securities are recorded as of the trade date. Realized gains and losses on sales of securities are determined on the basis of average cost. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date.
Non-interest bearing cash and overdrafts are valued at cost, which approximates fair value.

Fair Value Measurements
See Note 13 for a discussion of the fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2020:

Pension Assets and Liabilities at Fair Value as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$173	$—	$—	$173
Interest bearing cash	7	—	—	7
Foreign currency contracts	—	3	—	3
Equity securities:
Domestic equities	9,784	—	11	9,795
International equities	4,821	11	12	4,844
Preferred interest	—	—	5,771	5,771
Fixed income securities:
Corporate bonds and other investments	—	11,043	52	11,095
Government and municipal bonds	—	6,039	—	6,039
Mortgage-backed securities	—	442	1	443
Real estate and real assets	—	—	2,544	2,544
Securities lending collateral	621	1,435	—	2,056
Receivable for variation margin	23	—	—	23
Assets at fair value	15,429	18,973	8,391	42,793
Investments sold short and other liabilities at fair value	(450)	(8)	(1)	(459)
Total plan net assets at fair value	$14,979	$18,965	$8,390	$42,334
Assets held at net asset value practical expedient
Private equity funds				5,154
Real estate funds				1,694
Commingled funds				7,706
Total assets held at net asset value practical expedient				14,554
Other assets (liabilities) [1]				(2,282)
Total Plan Net Assets				$54,606
[1]Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$497	$302	$—	$799
Equity securities:
Domestic equities	363	—	—	363
International equities	282	—	—	282
Fixed income securities:
Corporate bonds and other investments	5	307	3	315
Government and municipal bonds	6	132	1	139
Mortgage-backed securities	—	94	—	94
Securities lending collateral	—	28	—	28
Assets at fair value	1,153	863	4	2,020
Securities lending payable and other liabilities	(1)	(29)	—	(30)
Total plan net assets at fair value	$1,152	$834	$4	$1,990
Assets held at net asset value practical expedient
Commingled funds				1,843
Private equity				24
Real estate funds				22
Total assets held at net asset value practical expedient				1,889
Other assets (liabilities)[1]				(36)
Total Plan Net Assets				$3,843
[1]Other assets (liabilities) include amounts receivable and accounts payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2020:

Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$8,816	$6	$2,817	$11,639
Realized gains (losses)	(150)	—	255	105
Unrealized gains (losses)	3	—	(178)	(175)
Transfers in	4	51	36	91
Transfers out	—	(3)	—	(3)
Purchases	9,114	1	223	9,338
Sales	(11,994)	(2)	(609)	(12,605)
Balance at end of year	$5,793	$53	$2,544	$8,390

Postretirement Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$—	$32	$—	$32
Transfers in	—	3	—	3
Transfers out	—	(11)	—	(11)
Sales	—	(20)	—	(20)
Balance at end of year	$—	$4	$—	$4
The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2019:

Pension Assets and Liabilities at Fair Value as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$85	$—	$—	$85
Interest bearing cash	529	—	—	529
Foreign currency contracts	—	5	—	5
Equity securities:
Domestic equities	8,068	—	4	8,072
International equities	3,929	11	6	3,946
Preferred interest	—	—	8,806	8,806
Fixed income securities:
Corporate bonds and other investments	—	10,469	4	10,473
Government and municipal bonds	49	6,123	—	6,172
Mortgage-backed securities	—	522	2	524
Real estate and real assets	—	—	2,817	2,817
Securities lending collateral	103	1,658	—	1,761
Receivable for variation margin	5	—	—	5
Assets at fair value	12,768	18,788	11,639	43,195
Investments sold short and other liabilities at fair value	(513)	(2)	—	(515)
Total plan net assets at fair value	$12,255	$18,786	$11,639	$42,680
Assets held at net asset value practical expedient
Private equity funds				4,544
Real estate funds				2,062
Commingled funds				5,710
Total assets held at net asset value practical expedient				12,316
Other assets (liabilities) [1]				(1,466)
Total Plan Net Assets				$53,530
[1]Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$248	$301	$—	$549
Equity securities:
Domestic equities	438	—	—	438
International equities	265	—	—	265
Fixed income securities:
Corporate bonds and other investments	7	492	31	530
Government and municipal bonds	6	182	1	189
Mortgage-backed securities	—	294	—	294
Securities lending collateral	—	36	—	36
Assets at fair value	964	1,305	32	2,301
Securities lending payable and other liabilities	—	(36)	—	(36)
Total plan net assets at fair value	$964	$1,269	$32	$2,265
Assets held at net asset value practical expedient
Private equity funds				66
Real estate funds				27
Commingled funds				1,797
Total assets held at net asset value practical expedient				1,890
Other assets (liabilities) [1]				(10)
Total Plan Net Assets				$4,145
[1]Other assets (liabilities) include amounts receivable and accounts payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2019:

Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$8,750	$4	$2,579	$11,333
Realized gains (losses)	—	—	64	64
Unrealized gains (losses)	58	—	45	103
Transfers in	8	5	134	147
Transfers out	—	(6)	—	(6)
Purchases	—	7	228	235
Sales	—	(4)	(233)	(237)
Balance at end of year	$8,816	$6	$2,817	$11,639

Postretirement Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$1	$12	$—	$13
Transfers in	—	28	—	28
Transfers out	—	(1)	—	(1)
Sales	(1)	(7)	—	(8)
Balance at end of year	$—	$32	$—	$32
Estimated Future Benefit Payments
Expected benefit payments are estimated using the same assumptions used in determining our benefit obligation at December 31, 2020. Because benefit payments will depend on future employment and compensation levels; average years employed; average life spans; and payment elections, among other factors, changes in any of these assumptions could significantly affect these expected amounts. The following table provides expected benefit payments under our pension and postretirement plans:

	Pension Benefits	Postretirement Benefits
2021	$5,391	$1,392
2022	4,597	1,231
2023	4,428	1,159
2024	4,323	879
2025	4,234	832
Years 2026 - 2030	19,646	3,651

Supplemental Retirement Plans
We also provide certain senior- and middle-management employees with nonqualified, unfunded supplemental retirement and savings plans. While these plans are unfunded, we have assets in a designated non-bankruptcy remote trust that are independently managed and used to provide for certain of these benefits. These plans include supplemental pension benefits as well as compensation-deferral plans, some of which include a corresponding match by us based on a percentage of the compensation deferral. For our supplemental retirement plans, the projected benefit obligation was $2,687 and the net supplemental retirement pension cost was $330 at and for the year ended December 31, 2020. The projected benefit obligation was $2,605 and the net supplemental retirement pension credit was $438 at and for the year ended December 31, 2019.

We use the same significant assumptions for the composite rate of compensation increase in determining our projected benefit obligation and the net pension and postemployment benefit cost. Our discount rates of 2.30% at December 31, 2020 and 3.20% at December 31, 2019 were calculated using the same methodologies used in calculating the discount rate for our qualified pension and postretirement benefit plans.

Deferred compensation expense was $183 in 2020, $199 in 2019 and $128 in 2018.

Contributory Savings Plans
We maintain contributory savings plans that cover substantially all employees. Under the savings plans, we match in cash or company stock a stated percentage of eligible employee contributions, subject to a specified ceiling. There are no debt-financed shares held by the Employee Stock Ownership Plans, allocated or unallocated.

Our match of employee contributions to the savings plans is fulfilled with purchases of our stock on the open market or company cash. Benefit cost, which is based on the cost of shares or units allocated to participating employees’ accounts or the cash contributed to participant accounts, was $814, $793 and $724 for the years ended December 31, 2020, 2019 and 2018.